Related party transactions - Other Related Party Transactions (Details) - Other - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transaction value
Expenses – Travel	$ 1,976	$ 1,139
Expenses – Travel, balance outstanding	$ 745	$ 137